Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Tidal Trust I
Entity Central Index Key	0001742912
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
RPAR Risk Parity ETF
Shareholder Report [Line Items]
Fund Name	RPAR Risk Parity ETF
Class Name	RPAR Risk Parity ETF
Trading Symbol	RPAR
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the RPAR Risk Parity ETF (the "Fund") for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://rparetf.com/rpar. You can also request this information by contacting us at (833) 540-0039 or by sending an e-mail request to info@rparetf.com.
Additional Information Phone Number	(833) 540-0039
Additional Information Email	info@rparetf.com
Additional Information Website	https://rparetf.com/rpar
Expenses [Text Block]

What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
RPAR Risk Parity ETF	$25	0.48%

Costs paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.48%
Net Assets	$ 514,973,000
Holdings Count | Holdings	101
Advisory Fees Paid, Amount	$ 1,253,233
Investment Company, Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)

Fund Size (Thousands)	$514,973
Number of Holdings	101
Net Advisory Fees Paid	$1,253,233
Portfolio Turnover	10%

Holdings [Text Block]	Sector/Security Type Breakdown - Investments (% of Total Net Assets) Security Type Breakdown - Other Financial Instruments (% of Total Net Assets)
Largest Holdings [Text Block]

What did the Fund invest in?

(as of June 30, 2025)

Top Ten Holdings	(Percentage of Total Net Assets)
Vanguard Total Stock Market ETF	12.7
United States Treasury Bill, 4.20%, 07/10/2025	10.3
SPDR Gold MiniShares Trust	9.7
Vanguard FTSE Emerging Markets ETF	7.6
Vanguard FTSE Developed Markets ETF	5.0
United States Treasury Inflation Indexed Bonds, 2.13%, 02/15/2041	3.5
First American Government Obligations Fund - Class X	3.5
United States Treasury Inflation Indexed Bond, 0.75%, 02/15/2045	3.4
United States Treasury Inflation Indexed Bonds, 1.38%, 02/15/2044	3.2
United States Treasury Inflation Indexed Bonds, 0.88%, 02/15/2047	3.1

UPAR Ultra Risk Parity ETF
Shareholder Report [Line Items]
Fund Name	UPAR Ultra Risk Parity ETF
Class Name	UPAR Ultra Risk Parity ETF
Trading Symbol	UPAR
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the UPAR Ultra Risk Parity ETF (the "Fund") for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.rparetf.com/upar. You can also request this information by contacting us at (833) 540-0039 or by sending an e-mail request to info@rparetf.com.
Additional Information Phone Number	(833) 540-0039
Additional Information Email	info@rparetf.com
Additional Information Website	www.rparetf.com/upar
Expenses [Text Block]

What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
UPAR Ultra Risk Parity ETF	$33	0.63%

Costs paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.63%
Net Assets	$ 57,916,000
Holdings Count | Holdings	103
Advisory Fees Paid, Amount	$ 188,611
Investment Company, Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)

Fund Size (Thousands)	$57,916
Number of Holdings	103
Net Advisory Fees Paid	$188,611
Portfolio Turnover	13%

Holdings [Text Block]	Sector/Security Type Breakdown - Investments (% of Total Net Assets) Security Type Breakdown - Other Financial Instruments (% of Total Net Assets)
Largest Holdings [Text Block]

What did the Fund invest in?

(as of June 30, 2025)

Top Ten Holdings	(Percentage of Total Net Assets)
SPDR Gold MiniShares Trust	13.4
United States Treasury Inflation Indexed Bonds, 1.00%, 02/15/2046	4.9
Vanguard FTSE Emerging Markets ETF	4.8
United States Treasury Inflation Indexed Bonds, 0.75%, 02/15/2045	4.6
United States Treasury Inflation Indexed Bonds, 1.38%, 02/15/2044	4.3
United States Treasury Inflation Indexed Bonds, 0.88%, 02/15/2047	4.3
United States Treasury Inflation Indexed Bonds, 0.63%, 02/15/2043	4.2
United States Treasury Inflation Indexed Bonds, 0.75%, 02/15/2042	4.1
United States Treasury Inflation Indexed Bonds, 1.00%, 02/15/2048	3.6
United States Treasury Inflation Indexed Bonds 1.00%, 02/15/2049	3.4